DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Impairment losses by asset type Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Generating Units
Impairment losses on goodwill and intangible assets	$ 0.0	$ 0.0	$ 198.1
Goodwill	$ 0.0	0.0	179.0
Minimum
Cash Generating Units
Terminal value growth rates (as a percent)	3.20%
Maximum
Cash Generating Units
Terminal value growth rates (as a percent)	4.10%
Trademarks
Cash Generating Units
Trademarks	$ 0.0	0.0	$ 19.1
Peak Performance
Cash Generating Units
Recoverable amount		$ 197.2